FINANCE INCOME AND COSTS	12 Months Ended
Dec. 31, 2017
FINANCE INCOME AND COSTS
FINANCE INCOME AND COSTS

25. FINANCE INCOME AND COSTS

        Finance income and costs for the year ended December 31, 2017, 2016 and 2015 comprised the following:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Interest expense:
—Loans and notes	22,131	22,982	25,154
—Amortization of debt issuance costs	623	683	732
—Finance lease obligations	954	855	756
—Provisions: unwinding of discount	91	94	77

Total interest expense	23,799	24,614	26,719

Loss on financial instruments	2,486	25	210
Other finance costs(2)	86	2,885	378

Total finance costs	26,371	27,524	27,307

Less: amounts capitalized on qualifying assets(1)	(307)	(388)	(885)
Finance costs	26,064	27,136	26,422

Finance income on loans and receivables
—Interest income on bank deposits	4,818	4,277	7,187
—Interest income on loans	330	510	728
—Other finance income	400	486	453

Finance income	5,548	5,273	8,368

Net finance costs	20,516	21,863	18,054

(1)	The annual weighted average capitalization rates of 8.2%, 8.3% and 8.3% were used to determine the amount of capitalized interest for the years ended December 31, 2017, 2016 and 2015, respectively.
(2)	Including repurchase of MTS International Notes